Schedule of Income Tax Rates to Profit or Loss Before Income Tax Expense (Details) (Paranthetical)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense
Applicable tax rate	17.00%	17.00%